COMMITMENTS AND CONTINGENCIES (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)								4 Months Ended	5 Months Ended	12 Months Ended
	May 08, 2025	May 08, 2025	Jul. 18, 2024	Jul. 15, 2024	Oct. 19, 2023	Nov. 30, 2021	Mar. 09, 2021	Apr. 19, 2025	Dec. 19, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Underwriters shares additional units										3,000,000
Sale of per share										$ 10.00
Aggregate gross proceeds										$ 12,404,880
Underwriting agreement description										The underwriters of the Initial Public Offering were entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $4,000,000 (or $4,600,000 if the Over-Allotment Option was exercised in full). In addition, the underwriters were entitled to a deferred fee of three and half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $7,000,000 (or $8,050,000 if the Over-Allotment Option was exercised in full).
Common stock and warrants issued for cash							$ 25,000
Non Redemption Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Non redemption shares		100,000
Founder shares description		(i) 20,000 Founder Shares held by the Sponsor and (ii) an additional 20,000 Founder Shares held by the Sponsor since the initial Business Combination was not completed by October 19, 2025.
Non Redemption Agreements [Member] | Founder Shares [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued per share	$ 5.56	$ 5.56								$ 7.70	$ 5.43
Number of share non-redeemed										782,490
Number of shares issued transactions	40,000									782,490	742,490
Common stock and warrants issued for cash	$ 223,000									$ 6,025,173	$ 4,028,008
Number of share non-redeemed	100,000
2024 Non Redemption Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued per share				$ 5.49
Number of share non-redeemed			2,475,000					82,498	412,498
Trust account										$ 50,000
Number of shares issued transactions				742,490
Common stock and warrants issued for cash				$ 4,076,270
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued per share										$ 9.20
Common Class A [Member] | Non Redemption Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Non redemption shares					4,998,734
Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued					749,810
Common Class B [Member] | Investor [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued					749,810
Value issued					$ 3,444,008
Shares issued per share					$ 4.59
Common Class B [Member] | Non Redemption Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Non redemption shares										782,490		749,810
Over-Allotment Option [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued						1,240,488
Sale of per share						$ 10.00
Over-Allotment Option [Member] | Founder Shares [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued						1,240,488